Interest in Other Entities (Details) - Schedule of Summarize the Company’s Rights in Share Capital and Voting Rights	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Parazero [Member]
Interest in Other Entities (Details) - Schedule of Summarize the Company’s Rights in Share Capital and Voting Rights [Line Items]
Main place of the business	Israel	Israel
Company rights in share capital and voting rights	40.35%	40.35%
Laminera [Member]
Interest in Other Entities (Details) - Schedule of Summarize the Company’s Rights in Share Capital and Voting Rights [Line Items]
Main place of the business	Israel	Israel
Company rights in share capital and voting rights	19.70%	19.70%
Polyrizon [Member]
Interest in Other Entities (Details) - Schedule of Summarize the Company’s Rights in Share Capital and Voting Rights [Line Items]
Main place of the business	Israel	Israel
Company rights in share capital and voting rights	40.22%	37.03%
Revoltz [Member]
Interest in Other Entities (Details) - Schedule of Summarize the Company’s Rights in Share Capital and Voting Rights [Line Items]
Main place of the business	Israel	Israel
Company rights in share capital and voting rights	19.90%	19.90%
SciSparc Nutraceuticals [Member]
Interest in Other Entities (Details) - Schedule of Summarize the Company’s Rights in Share Capital and Voting Rights [Line Items]
Main place of the business	USA
Company rights in share capital and voting rights	49.90%
Odysight.ai [Member]
Interest in Other Entities (Details) - Schedule of Summarize the Company’s Rights in Share Capital and Voting Rights [Line Items]
Main place of the business		Israel
Company rights in share capital and voting rights		27.02%
Fuel Doctor [Member]
Interest in Other Entities (Details) - Schedule of Summarize the Company’s Rights in Share Capital and Voting Rights [Line Items]
Main place of the business		Israel
Company rights in share capital and voting rights		28.63%